EVENTS SUBSEQUENT TO THE DATE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Events Subsequent To Date
EVENTS SUBSEQUENT TO THE DATE

17.	EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON AUGUST 14, 2026

Standby Equity Purchase Agreement

On September 17, 2026, AMC Robotics Corporation (the “Company”) entered into a Standby Equity Purchase Agreement (the “SEPA”) with Ayame Asset Holdings LLC (the “Investor”), pursuant to which the Company has the right, but not the obligation, to issue and sell shares of its common stock to the Investor for an aggregate purchase price of up to $50.0 million, subject to certain terms and conditions.

In connection with the SEPA, the Company agreed to issue two convertible promissory notes with an aggregate principal amount of up to $3.88 million, subject to a 10% original issue discount. The first note, with a principal amount of $2.22 million, was funded on September 17, 2026, for cash proceeds of $1.998 million before transaction expenses. The second note, with a principal amount of $1.66 million, is subject to certain conditions, including the effectiveness of the registration statement and applicable stockholder approval. The Company also issued 450,000 shares of common stock to the Investor as a commitment fee.

The notes mature on September 17, 2027, subject to extension provisions, and are convertible into shares of the Company’s common stock at prices determined in accordance with the transaction agreements. The Company may receive additional proceeds under the SEPA, subject to the satisfaction of applicable conditions.

Appointment of Chief Technology Officer

On October 1, 2026, the Company’s Board of Directors appointed Ang Li as Chief Technology Officer. Mr. Li has served as an Assistant Professor in the Department of Electrical and Computer Engineering at the University of Maryland since August 2023 and previously served as a research associate at Qualcomm AI Research. The Company announced the appointment in a press release dated October 1, 2026.

19.	Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Standby Equity Purchase Agreement

On September 17, 2026, AMC Robotics Corporation (the “Company”) entered into a Standby Equity Purchase Agreement (the “SEPA”) with Ayame Asset Holdings LLC (the “Investor”), pursuant to which the Company has the right, but not the obligation, to issue and sell shares of its common stock to the Investor for an aggregate purchase price of up to $50.0 million, subject to certain terms and conditions.

In connection with the SEPA, the Company agreed to issue two convertible promissory notes with an aggregate principal amount of up to $3.88 million, subject to a 10% original issue discount. The first note, with a principal amount of $2.22 million, was funded on September 17, 2026, for cash proceeds of $1.998 million before transaction expenses. The second note, with a principal amount of $1.66 million, is subject to certain conditions, including the effectiveness of the registration statement and applicable stockholder approval. The Company also issued 450,000 shares of common stock to the Investor as a commitment fee.

The notes mature on September 17, 2027, subject to extension provisions, and are convertible into shares of the Company’s common stock at prices determined in accordance with the transaction agreements. The Company may receive additional proceeds under the SEPA, subject to the satisfaction of applicable conditions.

Appointment of Chief Technology Officer

On October 1, 2026, the Company’s Board of Directors appointed Ang Li as Chief Technology Officer. Mr. Li has served as an Assistant Professor in the Department of Electrical and Computer Engineering at the University of Maryland since August 2023 and previously served as a research associate at Qualcomm AI Research. The Company announced the appointment in a press release dated October 1, 2026.